Summary of Significant Accounting Policies - Summary of Activity Related to Sale and Leaseback Transactions (Details) - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2020	Mar. 31, 2020
Beginning balance, long term		$ 3,885,464
Ending balance, long term		8,087,700	3,885,464
Sale and Leaseback [Member]
Beginning balance, current	[1]	11,407,200
Beginning balance, long term		3,885,464
Proceeds from sales of APEX			16,143,265
Payments made for leased equipment			(3,208,000)
Ending balance, current	[1]	14,077,200	11,407,200
Ending balance, long term		8,087,700	3,885,464
Total Financial Liability [Member] | Sale and Leaseback [Member]
Beginning balance, current		53,828,000
Proceeds from sales of APEX		5,001,622
Interest recognized on financial liability		8,348,378
Payments made for leased equipment		(2,125,300)
Interest expense
Ending balance, current		65,052,700	53,828,000
Contra Liability [Member] | Sale and Leaseback [Member]
Beginning balance, current		(38,535,336)
Proceeds from sales of APEX
Interest recognized on financial liability		(8,348,378)
Payments made for leased equipment
Interest expense		3,995,914
Ending balance, current		(42,887,800)	(38,535,336)
Net Financial Liability [Member] | Sale and Leaseback [Member]
Beginning balance, current		15,292,664
Proceeds from sales of APEX		5,001,622
Interest recognized on financial liability
Payments made for leased equipment		(2,125,300)
Interest expense		3,995,914
Ending balance, current		$ 22,164,900	$ 15,292,664

[1]	Represents lease payments to be made in the next 12 months